Basis of Presentation (Tables)	12 Months Ended
Dec. 31, 2023
Disclosure of Basis of Presentation [Abstract]
Schedule of Exchange Rates Used by the Group in Preparation of the Consolidated Financial Statements

The exchange rates at the period-end used by the Group in the preparation of the consolidated financial statements are as follows:

	2021	2022	2023
KZT/USD	431.80	462.65	454.56
KZT/EUR	489.10	492.86	502.24